CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 869,831	$ 1,178,752
Restricted cash		560,633	458,334
Accounts receivable trade, net of allowance of $40,293 and $47,126 as of December 31, 2020 and 2021, respectively		651,372	408,958
Accounts receivable, unbilled		37,244	28,461
Amounts due from related parties		73,042	5,834
Inventories		1,192,374	695,981
Value added tax recoverable		125,882	102,460
Advances to suppliers, net of allowance of $5,845 and $5,822 as of December 31, 2020 and 2021, respectively		225,879	182,146
Derivative assets		7,286	23,351
Project assets		594,107	747,764
Prepaid expenses and other current assets		434,177	353,781
Total current assets		4,771,827	4,185,822
Restricted cash		3,818	2,629
Property, plant and equipment, net		1,401,877	1,157,731
Solar power systems, net		108,263	158,262
Deferred tax assets, net		236,503	170,656
Advances to suppliers, net of allowance of $13,855 and $13,860 as of December 31, 2020 and 2021, respectively		34,239	97,173
Prepaid land use rights		71,011	62,414
Investments in affiliates		98,819	78,291
Intangible assets, net		18,992	22,429
Project assets		433,254	389,702
Right-of-use assets		35,286	26,793
Other non-current assets		174,453	184,952
TOTAL ASSETS		7,388,342	6,536,854
Current liabilities:
Short-term borrowings, including long-term borrowings - current portion		1,271,215	1,202,285
Long-term borrowings on project assets - current	[1]	321,655	198,794
Accounts payable		502,995	514,742
Short-term notes payable		881,184	710,636
Amounts due to related parties		143	314
Other payables		667,854	508,839
Advances from customers		135,512	189,470
Derivative liabilities		2,622	10,755
Operating lease liabilities		12,185	15,204
Other current liabilities		242,783	237,316
Total current liabilities		4,038,148	3,588,355
Accrued warranty costs		45,146	37,732
Long-term borrowings		523,634	446,090
Convertible notes		224,675	223,214
Liability for uncertain tax positions		7,448	14,729
Deferred tax liabilities		48,150	49,080
Loss contingency accruals		15,148	26,458
Operating lease liabilities		23,215	13,232
Financing liabilities		53,641	81,871
Other non-current liabilities		282,699	163,308
TOTAL LIABILITIES		5,261,904	4,644,069
Commitments and contingencies (Note 21)
Equity:
Common shares - no par value: unlimited authorized shares, 59,820,384 and 64,022,678 shares issued and outstanding at December 31, 2020 and 2021, respectively		835,543	687,033
Additional paid-in capital		(19,428)	(28,236)
Retained earnings		1,035,552	940,304
Accumulated other comprehensive loss		(50,584)	(28,679)
Total Canadian Solar Inc. shareholders' equity		1,801,083	1,570,422
Non-controlling interests in subsidiaries		325,355	322,363
TOTAL EQUITY		2,126,438	1,892,785
TOTAL LIABILITIES AND EQUITY		$ 7,388,342	$ 6,536,854

[1]	Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar and battery storage projects that are expected to be sold within one year.